Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2025 and 2024, property, plant and equipment consisted of the following:

	As of December 31,
	2025	2024
Electronic equipment	$581	$767
Office equipment and furniture	63	68
Leasehold improvement	185	177
	829	1,012
Less: accumulated depreciation	(812)	(979)
	$17	$33